Derivative Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments Additional (Textual) [Abstract]
Total Notional Value	$ 54,700,000,000
Notional amount of asset and liability management derivative positions designated as fair value or cash flow or net investment hedge	14,100,000,000
Realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	489,000,000	414,000,000
Estimated loss to be reclassified from other comprehensive income (loss) into earnings for next 12 months	124,000,000
Fair value of derivatives under collateral agreements in a net liability position	1,900,000,000
Cash and money market investments collateral posted by counterparties netted against derivative assets	88,000,000	55,000,000
Cash collateral posted by the Company netted against derivative liabilities	1,700,000,000	936,000,000
Forward commitment to sell mortgage loan	14,600,000,000
Hedged mortgage loan held for sale	6,900,000,000
Unfunded mortgage loan commitments	12,900,000,000
Interest Rate Contracts [Member]
Derivative Instruments (Textual) [Abstract]
Gain losses on items hedged by fair value hedges	29,000,000	35,000,000	25,000,000
Foreign Exchange Rate Contracts [Member]
Derivative Instruments (Textual) [Abstract]
Gain losses on items hedged by fair value hedges	$ 72,000,000	$ 193,000,000	$ (114,000,000)